Schedule of Investments (unaudited) March 31, 2022	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Diversified Financial Services — 0.2%
Western Group Housing LP, 6.75%, 03/15/57(a)	$2,425	$3,143,299

Education — 4.5%
George Washington University, Series 2018, 4.13%, 09/15/48(b)	7,191	7,615,420
Grand Canyon University, 5.13%, 10/01/28	9,377	9,163,205
Massachusetts Higher Education Assistance Corp., Series 2021, 2.67%, 07/01/31	10,000	9,434,221
Rensselaer Polytechnic Institute, 5.25%, 09/01/48	18,190	20,618,321
Wesleyan University, 4.78%, 07/01/2116(b)	11,000	12,263,777

		59,094,944

Electric Utilities — 0.7%
Rayburn Country Securitization LLC, 3.35%, 12/01/51(a)	10,000	9,501,376

Health Care Providers & Services — 5.0%
Baptist Health Obligated Group, Series 2019, 4.10%, 12/01/49	11,300	10,561,525
CommonSpirit Health, 3.82%, 10/01/49(b)	7,750	7,594,651
Kaiser Foundation Hospitals, Series 2021, 2.81%, 06/01/41(b)	7,366	6,432,008
Ochsner Clinic Foundation, 5.90%, 05/15/45(b)	5,000	6,237,762
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48(b)	5,065	5,915,836
Piedmont Healthcare, Inc., Series 2042, 2.72%, 01/01/42	8,207	6,835,870
West Virginia United Health System Obligated Group, Series 2018, 4.92%, 06/01/48	20,000	22,618,201

		66,195,853

Real Estate Management & Development — 0.7%
Bridge Housing Corp., 3.25%, 07/15/30	9,020	8,692,861

Total Corporate Bonds — 11.1% (Cost: $142,675,125)		146,628,333

Municipal Bonds

Arizona — 2.2%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(b)	24,545	28,838,976

California — 30.1%
Alameda County Joint Powers Authority, RB, BAB, Series A, 7.05%, 12/01/44(b)	11,000	16,069,724
Bay Area Toll Authority, RB, BAB(b)
Series S-1, 6.92%, 04/01/40	13,700	18,564,788
Series S-3, 6.91%, 10/01/50	14,000	21,485,030
California Infrastructure & Economic Development Bank, RB, 5.50%, 01/01/38(a)	5,000	4,839,510
California State Public Works Board, RB, BAB, Series G-2, 8.36%, 10/01/34(b)	18,145	25,398,645
City of Chula Vista California, RB, 2.91%, 06/01/45	9,185	7,855,903
City of El Cajon, RB, Series A, 3.28%, 04/01/43	2,605	2,452,806
City of Huntington Beach California, Refunding RB, 3.38%, 06/15/44	5,000	4,650,950
City of Riverside California, RB, Series A, 3.86%, 06/01/45	8,265	8,031,067
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, Series DE, 6.00%, 11/01/40(b)	21,255	26,517,526

Security	Par (000)	Value

California (continued)
County of Riverside California, RB, 3.82%, 02/15/38	$11,450	$11,448,821
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29(b)	12,415	13,741,158
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	24,340	24,707,923
Series A, (AGM), 3.92%, 01/15/53	7,202	7,065,933
Golden State Tobacco Securitization Corp., Refunding RB
(SAP), 3.29%, 06/01/42	11,170	10,303,052
3.85%, 06/01/50	7,925	7,573,827
Series S-1, 4.21%, 06/01/50	23,275	20,744,495
Inland Empire Tobacco Securitization Corp., Refunding RB, 3.68%, 06/01/38	8,435	8,006,435
Los Angeles Community College District, GO, BAB, 6.60%, 08/01/42	10,000	14,137,340
Los Angeles Unified School District, GO, BAB, Series RY, 6.76%, 07/01/34	10,000	12,687,990
Orange County Local Transportation Authority, Refunding RB, BAB, Series A, 6.91%, 02/15/41(b)	5,000	6,609,500
San Diego County Regional Airport Authority, Refunding ARB, Series B, 5.59%, 07/01/43	4,000	4,158,396
State of California, GO, BAB
7.55%, 04/01/39(b)	9,035	13,430,997
7.63%, 03/01/40	8,950	13,143,988
7.60%, 11/01/40	15,000	22,835,895
University of California, RB, BAB
5.95%, 05/15/45(b)	24,000	29,838,456
6.30%, 05/15/50	27,010	31,926,630
University of California, Refunding RB, Series J, 4.13%, 05/15/45	8,185	8,352,072

		396,578,857

Colorado — 3.8%
Colorado Health Facilities Authority, Refunding RB, Series B, 4.48%, 12/01/40	9,485	9,540,772
Denver City & County School District No.1, Refunding COP, Series B, 7.02%, 12/15/37	6,000	7,994,946
Regional Transportation District, COP, BAB, Series B, 7.67%, 06/01/40(b)	23,000	32,813,336

		50,349,054

Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series G-2, 4.25%, 07/01/27(a)	5,055	4,986,778

District of Columbia — 2.4%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, BAB, Series D, 8.00%, 10/01/47(b)	10,750	16,951,718
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	9,235	14,144,631

		31,096,349

Florida — 4.3%
Capital Trust Agency, Inc., RB(a)
5.00%, 01/01/25	605	598,090
5.50%, 06/15/26	445	432,374
Excelsior Academies, Inc., RB, Series C, 5.25%, 11/01/25	490	486,965
Florida Development Finance Corp., RB(a) 5.00%, 06/15/25	285	278,966

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., RB(a) (continued)
Series B, 5.75%, 06/15/25	$735	$729,152
Series D, 5.75%, 12/15/26	650	630,914
Florida Development Finance Corp., Refunding RB, Series B, 4.11%, 04/01/50	15,000	13,957,170
Miami-Dade County Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	12,250	14,594,221
Miami-Dade County Industrial Development Authority, RB, 5.25%, 11/01/25	180	178,897
Miami-Dade County, Refunding RB, Series 2, Subordinate, 2.54%, 10/01/33	7,500	6,820,073
Sumter Landing Community Development District, RB, 4.17%, 10/01/47	2,575	2,637,742
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	13,500	15,118,880

		56,463,444

Georgia — 6.1%
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	26,065	34,793,387
6.66%, 04/01/57	24,090	32,820,047
7.06%, 04/01/57	9,645	12,847,748

		80,461,182

Idaho — 0.1%
Idaho Housing & Finance Association, RB
4.75%, 06/15/29(a)	235	223,440
Series B, 7.15%, 06/15/31	625	590,276

		813,716

Illinois — 16.4%
Chicago Board of Education, GO, 6.32%, 11/01/29	9,465	10,488,839
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	12,935	13,899,382
6.14%, 12/01/39	2,085	2,331,933
6.52%, 12/01/40	9,745	11,325,620
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	1,500	2,009,367
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40(b)	4,075	5,211,236
Chicago Transit Authority Sales Tax Receipts Fund, RB, Series B, 6.90%, 12/01/40	4,900	6,314,307
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40(b)	16,015	19,523,518
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series B, 3.91%, 12/01/40	3,960	3,944,619
City of Chicago Illinois Wastewater Transmission Revenue, RB, BAB, Series B, 6.90%, 01/01/40	36,000	46,517,688
City of Chicago Illinois Waterworks Revenue, RB, BAB, Series B, 6.74%, 11/01/40	15,250	19,849,003
Illinois Municipal Electric Agency, RB, BAB, 7.29%, 02/01/35(b)	15,000	18,496,740
Northern Illinois Municipal Power Agency, RB, BAB, 7.82%, 01/01/40	5,000	7,046,705
State of Illinois, GO, BAB
6.73%, 04/01/35	6,320	7,218,843
7.35%, 07/01/35(b)	35,855	41,483,661

		215,661,461

Security	Par (000)	Value

Indiana — 2.0%
Indiana Finance Authority, RB, BAB, Series B, 6.60%, 02/01/39(b)	$7,900	$10,486,799
Indiana Finance Authority, Refunding RB, 3.31%, 03/01/51	4,180	3,735,520
Indiana Municipal Power Agency, RB, BAB, Series A, 5.59%, 01/01/42	10,000	12,213,840

		26,436,159

Kentucky — 1.7%
Kentucky Public Transportation Infrastructure Authority, Refunding RB, (AGM), 3.22%, 07/01/53	7,245	6,251,254
Westvaco Corp., RB, 7.67%, 01/15/27(a)	13,800	15,558,548

		21,809,802

Louisiana — 1.0%
City of New Orleans LA Sewerage Service Revenue, Refunding RB
(AGM), 2.84%, 06/01/41	3,840	3,282,739
(AGM), 2.94%, 06/01/45	4,000	3,436,748
City of New Orleans LA Water System Revenue, Refunding RB, (AGM), 2.89%, 12/01/41	3,180	2,739,109
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, (AGM), 2.59%, 02/01/43(b)	4,800	4,109,976

		13,568,572

Maine — 0.2%
Maine Health & Higher Educational Facilities Authority, Refunding RB, Series B, (AGM ST INTRCPT ST RES FD GTY), 3.12%, 07/01/43	2,590	2,398,744

Maryland — 0.8%
Maryland Economic Development Corp., RB, 4.00%, 04/01/34	10,520	9,954,266
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 6.25%, 03/01/27(a)	1,000	967,904

		10,922,170

Massachusetts — 2.3%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, 5.73%, 06/01/40(b)	5,000	6,108,425
Massachusetts Educational Financing Authority, RB
Series A, 3.61%, 07/01/36	14,380	14,328,865
Series A, 2.64%, 07/01/37	11,925	10,442,436

		30,879,726

Michigan — 4.6%
Michigan Finance Authority, RB, Series D, 5.02%, 11/01/43	7,500	8,775,735
Michigan Finance Authority, Refunding RB, Series A, 3.27%, 06/01/39	10,000	9,418,530
Michigan Finance Authority, Refunding RB, CAB, Series B, 0.00%, 06/01/45(c)	50,000	13,102,500
Michigan State University, RB, BAB, Series A, 6.17%, 02/15/50	5,500	6,527,780
Michigan State University, Refunding RB, Series A, 4.50%, 08/15/48	14,575	15,575,807
Michigan Strategic Fund, RB, 3.23%, 09/01/47	8,340	7,628,673

		61,029,025

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota — 1.3%
Southern Minnesota Municipal Power Agency, Refunding RB, BAB, Series A, 5.93%, 01/01/43	$8,000	$10,325,816
Western Minnesota Municipal Power Agency, RB, BAB, 6.77%, 01/01/46	5,000	7,221,855

		17,547,671

Mississippi — 0.5%
Mississippi Development Bank, RB, BAB, 6.41%, 01/01/40	5,000	6,507,815

Missouri — 1.9%
Curators of the University of Missouri, RB, BAB, 5.79%, 11/01/41(b)	7,000	9,292,087
Missouri Joint Municipal Electric Utility Commission, RB, BAB, 7.73%, 01/01/39	11,000	15,597,098

		24,889,185

Nevada — 0.3%
City of North Las Vegas Nevada, GO, BAB, 6.57%, 06/01/40	1,420	1,706,096
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	2,000	2,895,624

		4,601,720

New Hampshire — 2.9%
New Hampshire Business Finance Authority, RB, 3.78%, 01/01/36	10,000	9,409,400
New Hampshire Business Finance Authority, Refunding RB
3.25%, 04/01/28	15,000	13,729,200
3.30%, 04/01/32	11,895	10,438,422
2.87%, 07/01/35	4,975	4,313,081

		37,890,103

New Jersey — 10.9%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29(b)	20,974	24,587,589
New Jersey Educational Facilities Authority, Refunding RB, (AGM), 3.51%, 07/01/42(b)	20,000	19,718,020
New Jersey Transportation Trust Fund Authority, RB, BAB, Series C, 5.75%, 12/15/28	4,500	4,998,762
New Jersey Transportation Trust Fund Authority, Refunding RB, 4.13%, 06/15/42	29,355	29,184,712
New Jersey Turnpike Authority, RB, BAB(b)
Series A, 7.10%, 01/01/41	34,000	48,423,956
Series F, 7.41%, 01/01/40	6,790	9,927,951
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 12/31/99	7,275	6,641,595

		143,482,585

New York — 8.8%
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	2,220	2,787,914
7.34%, 11/15/39(b)	13,245	19,497,262
Series TR, 6.69%, 11/15/40(b)	13,000	16,637,322
Metropolitan Transportation Authority, Refunding RB, Series C-2, 5.18%, 11/15/49	4,370	4,991,995
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.57%, 11/01/38(b)	19,000	22,244,554
New York State Dormitory Authority, RB, BAB, Series H, 5.39%, 03/15/40(b)	15,000	17,626,605

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, Refunding RB, Series B, 5.75%, 01/01/29	$6,010	$6,227,412
Port Authority of New York & New Jersey, ARB, Consolidated, 192nd Series, 4.81%, 10/15/65(b)	14,825	17,526,204
Port Authority of New York & New Jersey, RB
Consolidated, 165th Series, 5.65%, 11/01/40	2,750	3,393,769
Consolidated, 168th Series, 4.93%, 10/01/51	3,860	4,644,889

		115,577,926

Ohio — 5.9%
American Municipal Power, Inc., RB, Series B, 7.83%, 02/15/41	10,000	14,815,790
American Municipal Power, Inc., Refunding RB, BAB, Series B, 6.45%, 02/15/44	10,000	13,063,850
Franklin County Convention Facilities Authority, RB, BAB, 6.64%, 12/01/42(b)	30,575	39,205,313
Ohio University, RB, 5.59%, 12/01/2114	10,100	11,420,666

		78,505,619

Oklahoma — 0.6%
Oklahoma Development Finance Authority, RB, Series B, 11.00%, 09/01/41(a)	3,000	3,377,343
Oklahoma Municipal Power Authority, RB, BAB, 6.44%, 01/01/45(b)	3,500	4,645,946

		8,023,289

Pennsylvania — 4.0%
Commonwealth Financing Authority, RB
Series A, 3.86%, 06/01/38	2,210	2,237,019
Series A, 4.14%, 06/01/38	6,200	6,407,942
Series A, 3.81%, 06/01/41	4,920	4,923,951
Series A, 2.99%, 06/01/42	11,285	10,250,910
Pennsylvania Economic Development Financing Authority, RB, BAB, Series B, 6.53%, 06/15/39	23,050	29,486,344

		53,306,166

Puerto Rico — 2.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,465	3,671,601
Series A-2, Restructured, 4.33%, 07/01/40	5,000	5,162,950
Series A-2, Restructured, 4.55%, 07/01/40	14,899	14,906,152
Series A-2, Restructured, 4.78%, 07/01/58	12,447	13,107,288

		36,847,991

South Carolina — 2.9%
South Carolina Public Service Authority, RB, Series F, (AGM-CR), 5.74%, 01/01/30	5,000	5,614,470
South Carolina Public Service Authority, RB, BAB, Series C, (AGM-CR), 6.45%, 01/01/50(b)	11,290	15,386,701
South Carolina Public Service Authority, Refunding RB, Series D, 4.77%, 12/01/45	10,085	11,238,169
South Carolina Student Loan Corp., RB, Series A, 3.59%, 12/01/39	6,285	5,604,862

		37,844,202

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee — 3.9%
Memphis-Shelby County Industrial Development Board, Refunding TA, Series B, 5.45%, 07/01/45	$5,875	$4,952,578
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, BAB, Series A2, 7.43%, 07/01/43(b)	35,105	46,772,006

		51,724,584

Texas — 4.2%
Arlington Higher Education Finance Corp., Refunding RB, Series B, 4.00%, 08/15/28	1,355	1,323,689
City of Austin TX Rental Car Special Facility Revenue, Refunding ARB, 5.75%, 11/15/22(d)	5,000	5,137,590
City of San Antonio Texas Customer Facility Charge Revenue, ARB, 5.87%, 07/01/45(b)	7,500	8,178,562
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48(b)	2,500	2,997,548
New Hope Higher Education Finance Corp., RB, Class S, 5.00%, 06/15/27(a)	390	376,429
North Texas Tollway Authority, Refunding RB, 3.01%, 01/01/43	6,800	6,284,254
Port Beaumont Navigation District, Refunding RB, Series B, 6.00%, 01/01/25(a)	1,085	1,117,217
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(a)	10,500	9,697,747
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	20,000	20,488,680

		55,601,716

Utah — 2.5%
Utah Transit Authority, RB, BAB, 5.71%, 06/15/40(b)	26,405	32,944,357

Virginia — 3.0%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	31,220	31,730,728
Virginia Housing Development Authority, RB, M/F Housing, Series D, 3.64%, 06/01/45(b)	8,435	8,334,640

		40,065,368

Washington — 1.9%
Washington State Convention Center Public Facilities District, RB, BAB, 6.79%, 07/01/40	20,895	24,995,017

West Virginia — 3.6%
Tobacco Settlement Finance Authority, RB, Series B, 0.00%, 06/01/47(c)	1,600	154,461
Tobacco Settlement Finance Authority, Refunding RB
Series A, Class 1, 4.31%, 06/01/49	40,000	35,307,120
Series B, Class 2, 4.88%, 06/01/49	12,175	11,907,430

		47,369,011

Security	Par (000)	Value

Wisconsin — 0.6%
Public Finance Authority, RB
6.75%, 11/01/24(a)	$3,580	$3,188,910
4.75%, 06/15/25(a)	735	722,780
5.38%, 06/15/28(a)	400	388,874
5.25%, 01/01/31(a)	1,385	1,347,137
Class S, 5.25%, 06/15/26(a)	200	196,046
Series B, 6.00%, 06/15/24	435	429,504
Public Finance Authority, Refunding RB, Series B, 6.13%, 10/01/49(a)	1,470	1,505,483

		7,778,734

Total Municipal Bonds — 140.9% (Cost: $1,639,151,086)		1,857,797,074

Total Long-Term Investments — 152.0% (Cost: $1,781,826,211)		2,004,425,407

	Shares

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(e)(f)	31,495,797	31,495,797

Total Short-Term Securities — 2.4% (Cost: $31,495,797)		31,495,797

Total Investments — 154.4% (Cost: $1,813,322,008)		2,035,921,204

Liabilities in Excess of Other Assets — (54.4)%		(717,321,853)

Net Assets — 100.0%		$1,318,599,351

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Taxable Municipal Bond Trust (BBN)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$8,612,214	$22,883,583	(a)	$—	$—	$—	$31,495,797	31,495,797	$3,167	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Barclays Bank PLC	0.55	%(b)	06/23/21	Open		$7,461,825	$7,479,360	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	07/27/21	Open		8,582,613	8,609,111	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	07/27/21	Open		26,900,000	26,983,054	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.60	(b)	08/02/21	Open		21,327,500	21,377,264	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.60	(b)	08/02/21	Open		12,125,000	12,153,410	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.60	(b)	08/02/21	Open		17,972,500	18,014,436	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.60	(b)	08/02/21	Open		13,287,500	13,318,633	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.60	(b)	08/02/21	Open		4,760,000	4,771,107	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.60	(b)	08/02/21	Open		13,837,500	13,869,788	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.60	(b)	08/02/21	Open		12,612,500	12,642,052	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	08/02/21	Open		5,494,500	5,511,052	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	08/02/21	Open		6,781,250	6,801,679	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	08/02/21	Open		4,230,000	4,242,743	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	08/02/21	Open		7,875,000	7,898,723	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	08/02/21	Open		3,195,000	3,204,625	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.65	(b)	08/03/21	Open		23,925,000	23,988,800	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	12/01/21	Open		6,887,210	6,892,949	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	12/14/21	Open		10,813,075	10,827,537	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	12/14/21	Open		17,979,325	18,003,372	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	12/14/21	Open		18,476,562	18,501,275	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.60	(b)	03/07/22	Open		17,212,500	17,216,516	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.60	(b)	03/07/22	Open		4,615,000	4,616,077	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.60	(b)	03/07/22	Open		1,037,838	1,038,080	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.60	(b)	03/07/22	Open		20,055,000	20,059,679	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.60	(b)	03/07/22	Open		21,137,500	21,142,432	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.60	(b)	03/07/22	Open		9,796,000	9,798,286	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.60	(b)	03/07/22	Open		3,660,000	3,660,854	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.60	(b)	03/07/22	Open		8,566,250	8,568,249	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.60	(b)	03/07/22	Open		5,975,000	5,976,394	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.60	(b)	03/07/22	Open		2,796,875	2,797,528	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.65	(b)	03/07/22	Open		14,871,512	14,875,478	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.65	(b)	03/07/22	Open		15,037,500	15,041,510	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.65	(b)	03/07/22	Open		15,881,281	15,885,516	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/07/22	Open		7,507,813	7,509,214	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/07/22	Open		8,317,500	8,319,718	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	03/07/22	Open		29,970,000	29,978,991	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	03/07/22	Open		45,900,000	45,913,770	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	03/07/22	Open		33,270,000	33,279,981	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	03/07/22	Open		36,680,000	36,691,004	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	03/07/22	Open		29,269,912	29,278,693	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	03/07/22	Open		6,931,250	6,933,329	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	03/07/22	Open		13,710,612	13,714,726	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	03/07/22	Open		27,551,794	27,560,059	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	03/07/22	Open		18,225,000	18,230,468	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	03/07/22	Open		26,400,975	26,408,895	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	03/07/22	Open		6,693,750	6,695,758	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	03/07/22	Open		16,445,000	16,449,934	Municipal Bonds	Open/Demand

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
RBC Capital Markets LLC	0.70	%(b)	03/07/22	Open		$3,373,250	$3,374,262	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	03/07/22	Open		17,212,500	17,217,664	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	03/16/22	Open		13,516,831	13,519,366	Municipal Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.55	(b)	03/17/22	Open		5,533,513	5,534,696	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.55	(b)	03/17/22	Open		5,962,500	5,963,775	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.55	(b)	03/17/22	Open		11,618,750	11,621,235	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.55	(b)	03/17/22	Open		7,226,955	7,228,501	Corporate Bonds	Open/Demand

						$756,484,021	$757,191,608

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	1,138	06/21/22	$139,690	$4,141,187
U.S. Long Bond	1,114	06/21/22	167,274	4,755,703
5-Year U.S. Treasury Note	579	06/30/22	66,327	1,669,132

				$10,566,022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$146,628,333	$—	$146,628,333
Municipal Bonds	—	1,857,797,074	—	1,857,797,074

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Taxable Municipal Bond Trust (BBN)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$31,495,797	$—	$—	$31,495,797

	$31,495,797	$2,004,425,407	$—	$2,035,921,204

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$10,566,022	$—	$—	$10,566,022

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $757,191,608 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

ARB	Airport Revenue Bonds

BAB	Build America Bond

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAP	Subject to Appropriations

ST	Special Tax

TA	Tax Allocation

7